Significant accounting policies - Additional Information (Detail)	Jan. 01, 2018
Bottom of range [member]
Summary of financial position after changing to new functional currency [line item]
Lease liabilities discount rate	1.56%
Top of range [member]
Summary of financial position after changing to new functional currency [line item]
Lease liabilities discount rate	6.21%